Segment Information (Details)	6 Months Ended
Jun. 30, 2025 Segment
Segment Information [Abstract]
Description of CODM	The Company has one reportable segment: provision of integrated financial printing services. Segment was identified based on the Company’s internal reporting and how the chief operating decision maker (“CODM”, the Chief Executive Officer of the Company) assesses the performance of the business. The provision of integrated financial printing services segment generated revenue by providing printing, media placement, translation and other printing related services.
Number of reportable segments	1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer